SHORT-TERM AND LONG-TERM DEBT - Summary of Short and Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total short-term debt	$ 759	$ 92
Total long-term debt	3,322	3,839
Total borrowings	4,081	3,931
Senior Notes (3.9%, due 2023)
Debt Instrument [Line Items]
Total short-term debt	520	0
Senior Notes | Senior Notes (5.00%, due 2048)
Debt Instrument [Line Items]
Total long-term debt	$ 1,481	1,481
Debt instrument, stated percentage	5.00%
Senior Notes | Senior Notes (4.35%, due 2028)
Debt Instrument [Line Items]
Total long-term debt	$ 1,491	1,490
Debt instrument, stated percentage	4.35%
Senior Notes | Senior Notes (3.9%, due 2023)
Debt Instrument [Line Items]
Total short-term debt	$ 0	519
Debt instrument, stated percentage	3.90%
Senior Notes | Senior Debentures, (7.0%, due 2028)
Debt Instrument [Line Items]
Total long-term debt	$ 350	349
Debt instrument, stated percentage	7.00%
Unsecured Debt
Debt Instrument [Line Items]
Total long-term debt	$ 349	$ 349
Debt instrument, stated percentage	7.00%	7.00%
CLO Warehouse Debt
Debt Instrument [Line Items]
Total short-term debt	$ 239	$ 92
Debt instrument, stated percentage	5.74%